Summary of Significant Accounting Policies (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) Segment	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Product Information [Line Items]
Number of operating segments | Segment	1
Accounts receivable	$ 100,000		$ 0
Impairment of long-lived assets	$ 0	$ 0
Minimum [Member]
Product Information [Line Items]
Property and equipment useful lives	3 years
Maximum [Member]
Product Information [Line Items]
Property and equipment useful lives	5 years
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Percentage of revenue	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Product Information [Line Items]
Percentage of revenue	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Percentage of revenue			10.00%